RELATED PARTIES - Compensation to key management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 21.8	$ 12.7	$ 11.0
Post-employment benefits	1.5	0.5	0.2
Termination benefits	0.7	0.9	0.0
Share-based payments	15.2	19.5	0.0
Other long-term benefits	0.0	0.3	0.8
Total	$ 39.2	$ 33.9	$ 12.0